Note 19 - Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Research and Development Expenses [Table Text Block]
	2017	2016	2015
Gross research and development expenses	(4,539)	(4,577)	(3,308)
Research Tax Credit	504	511	448
Grants	154	198	170
Net Research and development expenses	(3,881)	(3,868)	(2,690)